Investment in Affiliates	9 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
11.	Investment in Affiliates
Investment in affiliates at March 31, 2022 and December 31, 2022 consists of the following:

	Millions of yen
	March 31, 2022	December 31, 2022
Shares	¥943,090	¥1,003,198
Loans and others	34,943	37,382

	¥978,033	¥1,040,580